Segmented information (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill	$ 23,352	$ 41,500	$ 56,879
Long-term Investments, Total	33,324	22,128
Applied Technologies [Member]
Goodwill	23,352	22,958
Long-term Investments, Total	426	256
On-Road Systems [Member]
Goodwill	0	18,542
Corporate And Technology Investments [Member]
Long-term Investments, Total	$ 32,898	$ 21,872